Additional Information - Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (266,555,527)	$ (37,820,242)	$ 311,452,980
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(2,984,550)	1,183,743	(433,227)
Comprehensive income (loss)	(269,540,077)	(36,636,499)	311,019,753
Entities with net asset distribution restrictions
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(266,555,392)	(37,820,093)	311,452,980
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(2,984,550)	1,183,743	(433,227)
Comprehensive income (loss)	$ (269,539,942)	$ (36,636,350)	$ 311,019,753